Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive income
25 Accumulated other comprehensive income and additional share information
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2014 (CHF million)
Balance at beginning of period	(11)	(13,674)	52	(2,757)	515	(15,875)
Increase/(decrease)	(11)	2,196	25	(1,440)	20	790
Increase/(decrease) due to equity method investments	4	0	0	0	0	4
Reclassification adjustments, included in net income	(13)	0	(13)	187	(83)	78
Total increase/(decrease)	(20)	2,196	12	(1,253)	(63)	872
Balance at end of period	(31)	(11,478)	64	(4,010)	452	(15,003)
2013 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	6	(991)	(27)	750	0	(262)
Increase/(decrease) due to equity method investments	13	0	0	0	0	13
Reclassification adjustments, included in net income	(1)	84	(5)	294	(95)	277
Total increase/(decrease)	18	(907)	(32)	1,044	(95)	28
Balance at end of period	(11)	(13,674)	52	(2,757)	515	(15,875)
2012 (CHF million)
Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)
Increase/(decrease)	7	(1,040)	227	(291)	319	(778)
Increase/(decrease) due to equity method investments	30	0	0	0	0	30
Reclassification adjustments, included in net income	0	51	(242)	241	(71)	(21)
Total increase/(decrease)	37	(989)	(15)	(50)	248	(769)
Balance at end of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Refer to "Note 27 - Tax" and "Note 30 - Pension and other post-retirement benefit" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.
Details of significant reclassification adjustments
in	2014	2013
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries	0	84	[1]
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	243	390
Tax expense/(benefit)	(56)	(96)
Net of tax	187	294
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(108)	(120)
Tax expense/(benefit)	25	25
Net of tax	(83)	(95)
1
Includes net releases of CHF 84 million on the sale of JO Hambro, which was settled in the third quarter of 2013. These were reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total benefit costs. Refer to "Note 30 – Pension and other post-retirement benefits" for further information.
Additional share information
	2014		2013		2012
Common shares issued
Balance at beginning of period	1,596,119,349		1,320,829,922		1,224,333,062
Issuance of common shares	11,049,598		275,289,427		96,496,860
of which MACCS settlement	0		199,964,015		0
of which share-based compensation	11,049,598		37,773,125		38,812,660
Balance at end of period	1,607,168,947		1,596,119,349		1,320,829,922
Treasury shares
Balance at beginning of period	(5,183,154)		(27,036,831)		(4,010,074)
Sale of treasury shares	357,696,773		401,126,114		394,686,376
of which MACCS settlement	0		33,488,655		0
Repurchase of treasury shares	(386,266,557)		(385,369,391)		(423,704,092)
Share-based compensation	26,086,280		6,096,954		5,990,959
Balance at end of period	(7,666,658)		(5,183,154)		(27,036,831)
Common shares outstanding
Balance at end of period	1,599,502,289	[1]	1,590,936,195	[2]	1,293,793,091
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
24 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2014 (CHF million)
Balance at beginning of period	9	(13,738)	35	(714)	3	(14,405)
Increase/(decrease)	(11)	2,115	21	14	20	2,159
Reclassification adjustments, included in net income	(16)	0	0	44	(6)	22
Total increase/(decrease)	(27)	2,115	21	58	14	2,181
Balance at end of period	(18)	(11,623)	56	(656)	17	(12,224)
2013 (CHF million)
Balance at beginning of period	7	(11,540)	53	(670)	3	(12,147)
Increase/(decrease)	6	(2,281)	(13)	(102)	0	(2,390)
Reclassification adjustments, included in net income	(4)	83	(5)	58	0	132
Total increase/(decrease)	2	(2,198)	(18)	(44)	0	(2,258)
Balance at end of period	9	(13,738)	35	(714)	3	(14,405)
2012 (CHF million)
Balance at beginning of period	0	(10,526)	96	(729)	4	(11,155)
Increase/(decrease)	7	(1,058)	199	3	0	(849)
Reclassification adjustments, included in net income	0	44	(242)	56	(1)	(143)
Total increase/(decrease)	7	(1,014)	(43)	59	(1)	(992)
Balance at end of period	7	(11,540)	53	(670)	3	(12,147)
Details of significant reclassification adjustments
in	2014	2013
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries	0	83	[1]
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	62	92
Tax expense/(benefit)	(18)	(34)
Net of tax	44	58
1
Includes net releases of CHF 84 million on the sale of JO Hambro, which was settled in the third quarter of 2013. These were reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total benefit costs. Refer to "Note 29 – Pension and other post-retirement benefits" for further information.